Short-Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Loan (Details) [Line Items]
Withdrawal of loan		$ 10,000
Borrowings used to prepay certain then outstanding loans	$ 5,000
Additional borrowings of the company			$ 4,916
Debt Instrument, Maturity Date			Jul. 01, 2022
Bearing interest per annum at percentage			10.00%
Payment of facility arrangement fee			$ 250
Obligated to pay a fee at percentage			4.00%
Interest expenses on the short term loans			$ 354
Short-Term Debt [Member]
Short-Term Loan (Details) [Line Items]
Additional borrowings of the company			$ 5,000